Inventories, net	12 Months Ended
Dec. 31, 2016
Inventories, net
Inventories, net

9.  Inventories, net

Inventories, net, consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Products	20,436,275	28,778,528
Packing materials and others	103,268	130,910

Inventories, net	20,539,543	28,909,438